RELATED PARTY TRANSACTIONS - Schedule Of Related Party Balances (Parentheticals) (Details) ¥ in Thousands, $ in Thousands	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2022 CNY (¥)	Sep. 30, 2022 CNY (¥)	Dec. 31, 2022	Dec. 31, 2021 CNY (¥)	Sep. 30, 2022 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 USD ($)
Related Party Transaction [Line Items]
Short-term Debt	¥ 1,266,270	¥ 1,041,045		¥ 1,348,166	$ 146,348	$ 189,049
Short-term Debt, Non Current		¥ 735,550		702,424	$ 103,402
Related party transaction, Terms and manner of settlement		4 years
Kingsoft Group
Related Party Transaction [Line Items]
Short-term Debt		¥ 500,000		¥ 500,000			$ 78,873
Short-term Debt, Percentage Bearing Fixed Interest Rate		4.65%		4.65%	4.65%		4.65%
Xiaomi Group
Related Party Transaction [Line Items]
Short-term Debt	241,691	¥ 325,950		¥ 236,206	$ 45,821	36,084
Short-term Debt, Non Current	¥ 354,392	¥ 428,211		¥ 472,882	$ 60,197	$ 52,909
Related party transaction, Terms and manner of settlement	P3Y
Xiaomi Group | Weighted Average
Related Party Transaction [Line Items]
Related party transaction, Rate	4.36%		3.98%	4.36%